Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income	$ (273,945)	$ 5,284	$ (5,143)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes in foreign currency translation	(1,381)	(1,301)	(2,102)
Unrealized loss on derivative instruments, net of taxes $42 and $600, respectively		(65)	(1,014)
Termination of interest rate swap, net of taxes $690		1,079	0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	(4,757)	0	0
Unrealized (gain) loss on marketable securities, net of taxes $987, $2,054, and $21, respectively	1,543	3,210	(33)
Minimum pension liability adjustment	14	550	37
Other Comprehensive Income (Loss)	(4,581)	3,473	(3,112)
Comprehensive Income (Loss)	(278,526)	8,757	(8,255)
Accumulated Other Comprehensive Income (Loss) [Member]
Net (loss) income	0	0	0
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes in foreign currency translation	(1,381)	(1,301)	(2,102)
Unrealized loss on derivative instruments, net of taxes $42 and $600, respectively	0	(65)	(1,014)
Termination of interest rate swap, net of taxes $690	0	1,079
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	(4,757)
Unrealized (gain) loss on marketable securities, net of taxes $987, $2,054, and $21, respectively	1,543	3,210	(33)
Minimum pension liability adjustment	$ 14	$ 550	$ (37)